Income Taxes - Schedule of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying Statutory Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Mexican statutory tax rate value	30.00%	30.00%	30.00%
Difference between accounting and tax expenses, net	4.80%	(18.40%)	111.20%
Non-taxable sale of equity securities and fixed assets	(3.80%)	1.30%	(13.40%)
Difference between book and tax inflation	23.90%	(7.10%)	38.10%
Differences in the income tax rates in the countries where CEMEX operates	4.70%	(0.90%)	(31.90%)
Changes in deferred tax assets	(48.70%)	(9.60%)	(59.80%)
Changes in provisions for uncertain tax positions	2.60%	0.20%	(5.20%)
Others	2.00%	1.00%	(3.00%)
Effective consolidated income tax expense rate	15.50%	(3.50%)	66.00%
Mexican statutory tax rate	$ 280	$ (391)	$ 71
Difference between accounting and tax expenses, net	45	240	265
Non-taxable sale of equity securities and fixed assets	(35)	(17)	(32)
Difference between book and tax inflation	223	92	91
Differences in the income tax rates in the countries where CEMEX operates	44	12	(76)
Changes in deferred tax assets	(454)	125	(142)
Changes in provisions for uncertain tax positions	24	(3)	(12)
Others	17	(13)	(8)
Effective consolidated income tax expense rate	$ 144	$ 45	$ 157